Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Accounts receivable, net
Subtotal	¥ 839,432		¥ 622,352
Allowance for doubtful accounts:
Balance at beginning of the year	(50,038)		(32,289)
Provision	28,114	$ 3,960	70,427	¥ (17,118)
Balance at end of the year	(67,379)		(50,038)	(32,289)
Total	778,767		567,730		$ 109,687
Receivables for logistics and warehousing services rendered
Accounts receivable, net
Subtotal	291,600		239,633
Other trade receivables
Accounts receivable, net
Subtotal	235,489		190,694
Others
Accounts receivable, net
Subtotal	312,343		192,025
Trade Accounts Receivable
Allowance for doubtful accounts:
Balance at beginning of the year	(54,622)		(34,965)
Write-offs	2,517		1,506
Provision	(8,560)		(21,163)
Balance at end of the year	¥ (60,665)		¥ (54,622)	¥ (34,965)